PREFERRED STOCK (Details) $ / shares in Units, $ in Millions	Jul. 21, 2020 USD ($) day $ / shares Rate shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Temporary Equity [Line Items]
Convertible preferred stock par value (in dollars per share)		$ 1.00
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock | Investment Agreement
Temporary Equity [Line Items]
Number of shares issued in transaction (in shares) | shares	164,000
Convertible preferred stock par value (in dollars per share)	$ 1.00
Aggregate purchase price | $	$ 164.0
Proceeds received from issuance of preferred stock, net of transaction costs | $	$ 161.8
Liquidation preference per share (in dollars per share)	$ 1,000
Cumulative dividend rate	4.50%
Anniversary of closing date	2 years
Conversion price per share (in dollars per share)	$ 16.75
Common stock, volume weighted average price per share (in dollars per share)	$ 29.3125
Preferred stock, convertible, threshold trading days | day	20
Preferred stock, convertible, threshold consecutive trading days | day	30
Preferred stock, conversion price, after sixth anniversary | Rate	110.00%
Preferred stock, conversion price, after seventh anniversary | Rate	105.00%
Preferred stock, conversion price, after eight anniversary | Rate	100.00%
Change in control, redemption price, percentage | Rate	100.00%
Beneficial ownership requirement | Rate	50.00%